N-2	Oct. 17, 2024
Cover [Abstract]
Entity Central Index Key	0001278752
Amendment Flag	false
Securities Act File Number	814-00646
Document Type	8-K
Entity Registrant Name	MidCap Financial Investment Corporation
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3450
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On October 17, 2024, MidCap Financial Investment Corporation (the “Company”) amended and extended its senior secured, multi-currency, revolving credit facility (the “Facility”). Lender commitments under the Facility will increase from $1.705 billion to $1.815 billion until December 22, 2024 and will decrease to $1.660 billion thereafter. The Facility includes an “accordion” feature that allows the Company to increase the size of the Facility to $
2.723
 billion.
The final maturity date under the Facility for extending lenders was extended by over a year from April 19, 2028 to October 17, 2029. The covenants and representations and warranties the Company is required to comply with were also modified (including, among other things, that the minimum shareholders’ equity test was reset), but the remaining material business terms and conditions of the Facility remain substantially the same. The Facility continues to include usual and customary events of default for senior secured revolving credit facilities of this type.
Borrowings under the Facility (and the incurrence of certain other permitted debt) continue to be subject to compliance with a Borrowing Base that applies different advance rates to different types of assets in the Company’s portfolio. The advance rate applicable to any specific type of asset in the Company’s portfolio depends on the relevant asset coverage ratio as of the date of determination. Borrowings under the Facility continue to be subject to the leverage restrictions contained in the Investment Company Act of 1940, as amended.

Long Term Debt, Dividends and Covenants [Text Block]	The final maturity date under the Facility for extending lenders was extended by over a year from April 19, 2028 to October 17, 2029. The covenants and representations and warranties the Company is required to comply with were also modified (including, among other things, that the minimum shareholders’ equity test was reset), but the remaining material business terms and conditions of the Facility remain substantially the same. The Facility continues to include usual and customary events of default for senior secured revolving credit facilities of this type.